Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets

Intangible assets as of December 31, 2024 and 2025 are as follows:

	As of December 31, 2024	As of December 31, 2025
	US$	US$
Trademark	—	52,534
Less: accumulated amortisation	—	(2,189)
Net book value	—	50,345